Financial Information of the Parent Company - Schedule of Parent Company Statements of Comprehensive (Loss)/Income (Details) - Parent Company [Member] - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Parent Company Statements of Comprehensive (Loss)/Income [Line Items]
EQUITY IN EARNINGS OF SUBSIDIARIES AND VIE	$ 1,194,497	$ (2,272,297)	$ 1,751,170
Net income/(loss)	1,194,497	(2,272,297)	1,751,170
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	(1,879,027)	839,409	(1,238,224)
TOTAL COMPREHENSIVE (LOSS)/INCOME	$ (684,530)	$ (1,432,888)	$ 512,946